JPMorgan U.S. Small Company Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
RUSSELL 2000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	10.99%	8.36%	7.05%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	11.21%	8.64%	7.33%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	11.57%	8.91%	7.59%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	11.69%	9.08%	7.76%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	11.78%	9.19%	7.87%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.81%	6.80%	6.00%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.51%	6.78%	5.87%